Geographic information (Tables)	6 Months Ended
Dec. 31, 2015
Geographic information
Schedule of long-lived assets

Long-lived assets (excluding intangibles and financial instruments) were located as follows (in thousands):

	December 31, 2015	June 30, 2015	June 30, 2014

UK	$12,124	$4,898	$1,426
U.S.	5,838	494	2

Total long-lived assets	$17,962	$5,392	$1,428